LOANS AND BORROWINGS	12 Months Ended
Dec. 31, 2025
LOANS AND BORROWINGS
LOANS AND BORROWINGS

26.LOANS AND BORROWINGS

	As at 31 December	As at 31 December
	2025	2024
Non-current liabilities	$’000	$’000
Issued debt - bond (a)	—	39,304
Total	—	39,304
Current liabilities
Mortgage - Quebec Facility (b)	438	837
Other Loans (c)	1,160	20
Total	1,598	857

(a)Unsecured Bonds:

In November 2021, the Group issued an unsecured 5-year bond with an interest rate of 8.75%. The bonds were due to mature on 30 November 2026. The bonds could be redeemed for cash in whole or in part at the Group’s option (i) on or after 30 November 2023 and prior to 30 November 2024, at a price equal to 102% of their principal amount, plus accrued and unpaid interest to, but excluding, the date of redemption, (ii) on or after 30 November 2024 and prior to 30 November 2025, at a price equal to 101% of their principal amount, plus accrued and unpaid interest to, but excluding, the date of redemption, and (iii) on or after 30 November 2025 and prior to maturity, at a price equal to 100% of their principal amount, plus accrued and unpaid interest to, but excluding, the date of redemption. The Group could also redeem the bonds, in whole, but not in part, at any time at its option, at a redemption price equal to 100.5% of the principal amount plus accrued and unpaid interest to, but not including, the date of redemption, upon the occurrence of certain change of control events. The bonds were listed on the Nasdaq Global Select Market under the symbol ARBKL.

As part of the restructuring completed in December 2025, the outstanding bonds were cancelled and extinguished in full in exchange for the issuance of new ordinary shares in the Company. The transaction was accounted for as a debt - for - equity exchange in accordance with IFRS 9 and IFRIC 19, with the difference between the carrying value of the bonds and the fair value of the equity instruments issued recognised in profit or loss. Following the restructuring, no amounts remain outstanding under the bonds.

(b)Mortgage – Quebec Facility

The mortgage is secured against the property at Baie-Comeau and is repayable over 36 months at an interest rate of Lender Prime + 0.5%. (4.95% as of 31 December 2025).

(c)Other Loans

Amounts totaling $1,159,298 advanced by Growler Mining Tuscaloosa, LLC between December 8, 2025 and December 31, 2025 supporting IAS 24.18 the Group’s restructuring, namely the settlement of professional fees directly attributable to the restructuring were recognized as a shareholder loan at year-end. These amounts were subsequently converted into equity on March 26, 2026.